Share warrant obligations - Warrant Obligations (Details) - USD ($) $ in Thousands		3 Months Ended	4 Months Ended
	Aug. 27, 2021	Mar. 31, 2022	Dec. 31, 2021
Share warrant obligation
Beginning Balance		$ 22,029	$ 32,109
Fair value adjustment	$ (24,009)	(7,409)	(10,080)
Ending Balance	32,109	14,620	22,029
Public Warrants
Share warrant obligation
Beginning Balance		10,372	12,606
Fair value adjustment		(1,814)	(2,234)
Ending Balance	12,606	8,558	10,372
Private Warrants
Share warrant obligation
Beginning Balance		11,657	19,503
Fair value adjustment		(5,595)	(7,846)
Ending Balance	$ 19,503	$ 6,062	$ 11,657